Loans and Allowance for Credit Losses - Impaired Loans Average Recorded Investment and Interest Income Recognized (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 6,160	$ 7,341	$ 7,338
Interest Income Recognized	274	340	369
Commercial [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	383	414	382
Interest Income Recognized	13	9	29
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	433	592	889
Interest Income Recognized	16	26	39
Residential Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,666	2,742	2,749
Interest Income Recognized	131	140	134
Other Retail [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	336	377	424
Interest Income Recognized	14	17	24
Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	221	273	366
Interest Income Recognized	4	9	16
Total Loans, Excluding GNMA and Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	4,039	4,398	4,810
Interest Income Recognized	178	201	242
Covered Loans [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	42	334	561
Interest Income Recognized	1	15	27
Government National Mortgage Association [Member]
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	2,079	2,609	1,967
Interest Income Recognized	$ 95	$ 124	$ 100